UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 02258
Boston Income Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Boston Income Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 0.3% (1) (2)

Security	Principal Amount	Value

Beverage, Food and Tobacco — 0.2%
New World Pasta, Term Loan B, 13.25%, Maturing 1/28/06	$4,675,457	$4,527,399
		$4,527,399

Utilities — 0.1%
Mirant Corp., Revolving Term Loan, 0.00%, Maturing 7/16/06 (3)	2,400,000	1,761,751
		$1,761,751

Total Senior, Floating Rate Loans (identified cost $6,512,754)		$6,289,150

Corporate Bonds & Notes — 92.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11 (4)	$2,050	$2,255,000
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,693,175

BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	1,065	1,059,675
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (4)	1,200	1,296,000
		$7,303,850

Airlines — 1.4%
American Airlines, 7.80%, 10/1/06	9,095	8,008,798
American Airlines, 7.858%, 10/1/11	1,535	1,572,508
American Airlines, 8.608%, 4/1/11	695	613,595
AMR Corp., 9.00%, 8/1/12	9,845	6,940,725
Continental Airlines, 7.033%, 6/15/11	4,473	3,669,554
Continental Airlines, 8.00%, 12/15/05	715	706,062
Delta Air Lines, 7.779%, 11/18/05	265	226,998
Delta Air Lines, 8.30%, 12/15/29	1,125	450,000
Delta Air Lines, 9.50%, 11/18/08 (4)	3,220	2,849,700
Northwest Airlines, Inc., 8.875%, 6/1/06	730	664,300
		$25,702,240

Apparel — 0.9%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,945	$1,896,375
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	2,345	2,450,525
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11 (4)	1,740	1,827,000
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,360,000
William Carter, Series B, 10.875%, 8/15/11	4,838	5,430,655
		$15,964,555

Auto and Parts — 1.6%
Accuride Corp., Sr. Sub Notes, 8.50%, 2/1/15 (4)	1,090	1,128,150
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12 (4)	560	553,000
Dura Operating Corp., Series D, 9.00%, 5/1/09	1,000	970,000
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,355	1,453,237
Metaldyne Corp., 11.00%, 6/15/12 (4)	5,378	4,490,630
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (4)	2,852	2,680,880
Rexnord Corp., 10.125%, 12/15/12	1,485	1,670,625
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,572,600
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14 (4)	4,385	4,582,325
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,496,875
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,999,225
		$28,597,547

Broadcast Media — 2.1%
Canwest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12 (4)	19,247	20,690,039
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (4)	2,855	3,226,150
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (4)	11,690	13,764,975
		$37,681,164

Broadcasting and Cable — 6.4%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (3)	9,155	7,827,525
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (3)	8,160	6,834,000
Avalon Cable Holdings LLC, Sr. Disc. Notes, 11.875%, 12/1/08	4,289	4,481,565
Century Communications, Sr. Notes, 8.75%, 10/1/07 (3)	1,375	1,436,875
Century Communications, Sr. Notes, 8.875%, 1/15/07 (3)	6,472	6,957,400
Century Communications, Sr. Notes, 9.50%, 3/1/05 (3)	6,255	6,817,950
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	415	267,675
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	1,040	834,600
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	16,237
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16	13,690	15,435,475
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14 (4)	1,625	1,757,031
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	16,320	16,075,200
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.794%, 1/15/12 (4)	9,150	9,470,250
Kabel Deutschland GMBH, 10.625%, 7/1/14 (4)	10,160	11,531,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,460,950
Muzak Holdings LLC, 9.875%, 3/15/09	2,185	1,556,812
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	4,135	3,897,237
Nexstar Finance Holdings LLC, Inc., 12.00%, 4/1/08	605	649,619
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,950	5,525,250
Nextmedia Operating, Inc., 10.75%, 7/1/11	1,475	1,666,750
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	2,275	2,206,750
Rogers Cable, Inc., 6.75%, 3/15/15	2,735	2,817,050
XM Satellite Radio, Inc., 1.75%, 12/1/09 (4)	4,315	4,115,431
		$114,639,232

Building and Construction - Miscellaneous — 1.1%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	$5,975	$6,453,000
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12 (4)	2,650	2,729,500
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	3,507	3,980,445
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	2,780	2,780,000
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12 (4)	3,935	3,935,000
		$19,877,945

Building Materials — 0.6%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (4)	1,740	1,835,700
Koppers, Inc., 9.875%, 10/15/13	75	85,500
Owens Corning, 7.50%, 8/1/18 (3)	1,010	696,900
Owens Corning, 7.70%, 5/1/08 (3)	3,070	2,179,700
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (4)	5,635	5,578,650
		$10,376,450

Business Services — 2.8%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	2,000	2,167,500
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	9,136,050
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	4,955	5,326,625
Carriage Services, Inc., 7.875%, 1/15/15 (4)	1,465	1,518,106
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10	768	794,880
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (4)	3,695	3,731,950
Language Line Inc., Sr. Sub. Notes, 11.125%, 6/15/12 (4)	2,260	2,406,900
Mobile Mini, Inc., 9.50%, 7/1/13	1,310	1,507,286
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,920	6,600,800
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12 (4)	5,555	5,804,975
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,060	1,173,950
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,204,750
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	3,510	3,281,850
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09 (4)	3,160	3,373,300
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,890	2,069,550
		$50,098,472

Cargo Transport — 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (4)	$3,975	$2,842,125
		$2,842,125

Chemicals — 6.9%
Acetex Corp., Sr. Notes, 10.875%, 8/1/09	1,560	1,696,500
Avecia Group PLC, 11.00%, 7/1/09	2,296	2,433,760
BCP Caylux Holdings, Sr. Sub. Notes, 9.625%, 6/15/14 (4)	7,575	8,446,125
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (4)	2,760	3,049,800
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14 (4)	9,350	6,393,062
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	12,550	14,495,250
Hercules, Inc., 11.125%, 11/15/07	3,390	4,000,200
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10 (4)	850	1,003,000
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,200,950
Huntsman LLC, 11.625%, 10/15/10	3,312	3,875,040
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,636,962
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (4)	1,730	1,872,725
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	5,171,425
Lyondell Chemical Co., 9.50%, 12/15/08	510	553,350
Lyondell Chemical Co., 9.50%, 12/15/08	2,780	3,016,300
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,952,900
Lyondell Chemical Co., Series A, 9.625%, 5/1/07	585	642,037
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	8,761	10,381,785
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,230,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (4)	4,620	5,058,900
OM Group, Inc., 9.25%, 12/15/11	13,060	13,974,200
Polyone Corp., 10.625%, 5/15/10	3,950	4,424,000
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	35	37,800
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	13,265	15,155,262
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,465	2,822,425
		$123,523,758

Computer Software & Services — 1.0%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12 (4)	$15,650	$17,528,000
		$17,528,000

Consumer Products — 1.3%
Fedders North America, Inc., 9.875%, 3/1/14	3,895	3,154,950
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,730	1,236,950
Leslie’s Poolmart, Sr. Notes, 7.75%, 2/1/13 (4)	1,830	1,871,175
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15 (4)	9,150	9,275,812
Riddell Bell Holdings, Sr. Sub. Notes, 8.375%, 10/1/12 (4)	695	719,325
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	5,855	6,330,719
		$22,588,931

Containers and Packaging — 2.1%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,545	1,730,400
Crown Euro Holdings SA, 10.875%, 3/1/13	13,895	16,361,362
Jefferson Smurfit, 8.25%, 10/1/12	3,120	3,322,800
Owens-Illinois, Inc., Sr. Notes, 8.10%, 5/15/07	2,190	2,321,400
Plastipak Holdings, Inc., 10.75%, 9/1/11	1,975	2,231,750
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,980	3,721,300
Pliant Corp., 11.125%, 9/1/09	3,620	3,968,425
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13 (4)	2,410	2,422,050
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,435	1,542,625
		$37,622,112

Electronic Equipment — 0.3%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	3,675	3,877,125
Hexcel Corp., 9.875%, 10/1/08	1,130	1,254,300
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09	930	974,175
		$6,105,600

Energy Services — 0.7%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 8.501%, 12/15/11 (4)	2,335	2,370,025
Port Arthur Finance Corp., 12.50%, 1/15/09	8,725	10,251,734
		$12,621,759

Engineering — 0.1%
Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10	2,475	2,753,437
		$2,753,437

Entertainment — 3.0%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$4,590	$4,980,150
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (4)	7,020	7,388,550
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14 (4)	9,335	6,394,475
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18	1,660	1,834,300
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	6,160	7,253,400
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	1,055	1,007,525
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	16,080	18,974,400
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10 (4)	1,530	1,598,850
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.20%, 5/1/10 (4)	3,060	3,197,700
		$52,629,350

Food, Beverages and Tobacco — 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,689	1,868,456
		$1,868,456

Foods — 1.6%
American Seafood Group LLC, 10.125%, 4/15/10	6,115	6,604,200
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11 (4)	7,475	4,970,875
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	645	593,400
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13 (4)	6,835	6,288,200
Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875%, 8/1/11	1,000	1,075,000
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008), 7/15/12 (4)	8,265	6,653,325
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11 (4)	2,049	2,218,042
		$28,403,042

Funeral Service — 0.1%
Alderwoods Group, Inc., Sr. Notes, 7.75%, 9/15/12 (4)	1,705	1,837,138
		$1,837,138

Gaming — 1.6%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (4)	6,630	8,353,800
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	5,765	5,678,525
Penn National Gaming, Inc., Sr. Sub. Notes, 11.125%, 3/1/08	3,605	3,839,325
Trump Holdings and Funding, Sr. Notes, 11.625%, 3/15/10	9,885	11,021,775
		$28,893,425

Health Services — 4.5%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	5,075	5,278,000
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,778,425
HCA, Inc., 5.50%, 12/1/09	3,405	3,408,071
Healthsouth Corp., 7.625%, 6/1/12	5,310	5,349,825
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	8,165	8,501,806
Magellan Health Services, Inc., Sr. Notes, Series A, 9.375%, 11/15/08	2,423	2,623,187
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (4)	2,085	2,199,675
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11 (4)	2,675	3,062,875
Pacificare Health System, 10.75%, 6/1/09	3,354	3,806,790
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	11,418,100
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,750	1,942,500
Tenet Healthcare Corp., Sr. Notes, 9.25%, 2/1/15 (4)	6,220	6,251,100
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14 (4)	4,370	4,555,725
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12 (4)	3,455	3,765,950
US Oncology, Inc., Sr. Sub. Notes, 10.75%, 8/15/14 (4)	6,925	7,946,437
Vanguard Health Holdings II, Sr. Sub. Notes, 9.00%, 10/1/14 (4)	7,820	8,406,500
		$80,294,966

Healthcare — 0.3%
AMR HoldCo, Inc./ EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (4)	4,550	4,697,875
		$4,697,875

Household Products — 0.2%
Del Laboratories Inc., Sr. Sub. Notes, 8.00%, 2/1/12 (4)	$2,990	$2,975,050
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	1,051,850
		$4,026,900

Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	1,090	1,040,950
		$1,040,950

Investment Services — 0.9%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11 (4)	3,740	4,039,200
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12 (4)	11,790	12,910,050
		$16,949,250

Lodging — 0.9%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	2,170	2,294,775
Host Marriott L.P., Series I, 9.50%, 1/15/07	940	1,022,250
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	12,128	13,189,200
		$16,506,225

Lodging and Gaming — 3.8%
Affinia Group, Inc., 9.00%, 11/30/14 (4)	1,755	1,816,425
Ameristar Casinos, Inc., 10.75%, 2/15/09	2,110	2,373,750
Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12	2,400	2,658,000
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06 (3)	870	726,450
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	8,100	9,477,000
Kerzner International, 8.875%, 8/15/11	6,360	6,964,200
Majestic Star Casino LLC, 9.50%, 10/15/10	5,930	6,300,625
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,570	2,827,000
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	705	768,450
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	3,760	3,891,600
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06 (3)	8,960	8,691,200
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10	6,683	7,585,205
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (4)	12,258	13,299,930
		$67,379,835

Machinery — 2.5%
Altra Industrial Motion, 9.00%, 12/1/11 (4)	$1,090	$1,100,900
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11 (4)	9,255	10,157,362
Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375%, 11/1/14 (4)	3,270	3,359,925
Flowserve Corp., 12.25%, 8/15/10	2,422	2,658,145
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	885,885
Milacron Escrow Corp., 11.50%, 5/15/11	9,250	9,943,750
Terex Corp., 10.375%, 4/1/11	6,920	7,715,800
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	8,790	8,570,250
		$44,392,017

Manufacturing — 2.2%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	2,525	2,613,375
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (4)	9,410	10,633,300
Dresser, Inc., 9.375%, 4/10/09	10,965	11,951,850
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	4,260,625
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06	1,275	1,243,125
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 4/25/11	3,515	3,813,775
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	3,070	2,102,950
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (4)	3,467	3,553,675
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (3)	3,683	55,245
		$40,227,920

Medical Products — 1.9%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15 (4)	6,905	4,160,262
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12 (4)	4,820	4,964,600
Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.00%, 7/15/12 (4)	3,710	4,025,350
Medquest, Inc., 11.875%, 8/15/12	6,770	7,954,750
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,915	5,136,175
Warner Chilcott Corp., 8.75%, 2/1/15 (4)	7,460	7,702,450
		$33,943,587

Metals - Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (4)	5,635	5,635,000
		$5,635,000

Metals - Industrial — 0.3%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	2,075	2,344,750
Ryerson Tull, Inc., Sr. Notes, 8.25%, 12/15/11 (4)	2,300	2,265,500
		$4,610,250

Metals - Steel — 0.5%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,738,387
Oregon Steel Mills, Inc., 10.00%, 7/15/09	4,193	4,675,195
		$9,413,582

Mining - Coal — 0.1%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12 (4)	$2,155	$2,456,700
		$2,456,700

Music/Entertainment — 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 6.905%, 12/15/11 (4)	5,205	5,283,075
		$5,283,075

Oil and Gas - Equipment and Services — 4.8%
ANR Pipeline Co., 8.875%, 3/15/10	1,575	1,760,062
Coastal Corp., 7.50%, 8/15/06	580	608,275
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	3,800	4,232,250
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (4)	12,560	14,004,400
Dynergy Holdings, Inc., Sr. Debs., 7.625%, 10/15/26	1,225	1,025,937
Giant Industries, 8.00%, 5/15/14	3,750	3,895,313
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	12,315	10,960,350
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	3,190	3,461,150
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,760,788
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	3,485	3,890,131
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,515,125
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,710	1,868,175
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,545,475
SESI, LLC, 8.875%, 5/15/11	8,912	9,736,360
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,679,500
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,318,650
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	9,240	9,979,200
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (4)	3,855	4,067,025
		$86,308,166

Oil and Gas - Exploration and Production — 0.9%
El Paso Production Holding Co., 7.75%, 6/1/13	3,705	3,871,725
Harvest Operations Corp., Sr. Notes, 7.875%, 10/15/11 (4)	5,100	5,176,500
Petrobras International Finance Co., 7.75%, 9/15/14	885	924,825
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,531,238
Plains E&P Co., 8.75%, 7/1/12	2,580	2,870,250
		$15,374,538

Other Energy — 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14 (4)	6,735	6,735,000
		$6,735,000

Paper — 0.2%
JSG Funding PLC, 7.75%, 4/1/15 (4)	3,325	3,291,750
		$3,291,750

Paper and Forest Products — 2.5%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 5.535%, 10/15/12 (4)	$2,430	$2,508,975
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	8,325	9,178,313
Georgia-Pacific Corp., 9.375%, 2/1/13	4,495	5,197,344
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,831,000
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09	2,535	2,788,500
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	5,465	6,066,150
Neenah Paper, Inc., Sr. Notes, 7.375%, 11/15/14 (4)	1,785	1,802,850
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	7,510	7,904,275
Tembec Industries Inc., 8.50%, 2/1/11	3,190	3,174,050
		$45,451,457

Pharmaceuticals — 0.4%
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 7.75%, 11/15/11 (4)	6,480	6,804,000
		$6,804,000

Printing and Business Products — 0.5%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,477	1,569,472
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	6,443	6,845,207
Xerox Corp., Sr. Notes, 7.125%, 6/15/10	65	70,363
		$8,485,042

Printing and Publishing — 0.1
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (4)	2,340	2,293,200
		$2,293,200

Publishing — 2.8%
Advertising Directory Solutions, Sr. Notes, 9.25%, 11/15/12 (4)	1,390	1,473,400
American Media Operations, Inc., Series B, 10.25%, 5/1/09	10,886	11,443,908
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,050	5,649,688
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,231,250
Dex Media East LLC, 9.875%, 11/15/09	1,175	1,321,875
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	8,482	9,658,878
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	5,665	5,934,088
Liberty Group Operating, 9.375%, 2/1/08	5,275	5,380,500
Primedia, Inc., 8.875%, 5/15/11	6,885	7,298,100
		$50,391,687

Recycling — 0.1%
IMCO Recycling Escrow Inc., Sr. Notes, 9.00%, 11/15/14 (4)	1,740	1,813,950
		$1,813,950

REITS — 0.6%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	1,398	1,600,710
CB Richard Ellis Services, Inc., Sr. Sub. Notes, 11.25%, 6/15/11	6,000	6,870,000
Omega Healthcare Investors, Inc., Sr. Notes, 7.00%, 4/1/14	1,765	1,791,475
		$10,262,185

Retail — 0.2%
Home Interiors & Gifts, Inc., 10.125%, 6/1/08	$2,885	$2,380,125
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	1,385	1,596,213
		$3,976,338

Retail - Food and Drug — 0.3%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12 (4)	5,085	5,339,250
		$5,339,250

Semiconductors — 2.3%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12 (4)	12,855	12,887,138
AMI Semiconductor, Inc., Sr. Sub. Notes, 10.75%, 2/1/13	2,786	3,259,620
Amkor Technologies, Inc., 5.75%, 6/1/06	1,880	1,823,600
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	4,655	4,166,225
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	14,940	13,371,300
MagnaChip Semiconductor, Variable Rate, 5.76%, 12/15/11 (4)	2,790	2,891,138
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11 (4)	3,740	3,665,200
		$42,064,221

Services — 0.0%
Allied Security Escrow, Sr. Sub. Notes, 11.375%, 7/15/11 (4)	700	736,750
		$736,750

Services - Movers — 0.4%
Amerco, Inc., 9.00%, 3/15/09	6,420	6,821,250
		$6,821,250

Telecommunication Equipment — 1.8%
Inmarsat Finance PLC, 7.625%, 6/30/12	6,915	7,087,875
Nortel Networks Ltd., 4.25%, 9/1/08	22,195	21,501,406
Nortel Networks Ltd., 6.125%, 2/15/06	3,315	3,377,156
		$31,966,437

Telecommunications — 0.4%
PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14 (4)	6,930	7,571,025
		$7,571,025

Textiles and Apparel — 0.7%
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08	5,340	5,620,350
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,105	6,532,350
		$12,152,700

Transportation — 0.6%
Horizon Lines, LLC, 9.00%, 11/1/12 (4)	$3,685	$3,924,525
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,600	1,656,000
Petroleum Helicopters, Series B, 9.375%, 5/1/09	205	223,450
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10 (4)	2,690	2,649,650
Quality Distribution LLC/QD Capital, Variable Rate, 7.21%, 1/15/12 (4)	3,045	2,984,100
		$11,437,725

Utilities — 2.1%
El Paso Corp., 6.95%, 12/15/07	3,205	3,325,188
National Waterworks, Inc., Series B, 10.50%, 12/1/12	4,415	4,966,875
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13 (4)	4,123	4,463,148
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	17,802,175
Reliant Energy Inc., 9.50%, 7/15/13	4,730	5,321,250
Reliant Energy, Inc., 9.25%, 7/15/10	1,480	1,653,900
		$37,532,536

Utility - Electric Power Generation — 3.2%
AES Corp., Sr. Notes, 8.75%, 6/15/08	5,816	6,324,900
AES Corp., Sr. Notes, 8.75%, 5/15/13 (4)	6,180	6,952,500
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	360,640
AES Corp., Sr. Notes, 9.00%, 5/15/15 (4)	1,890	2,145,150
AES Corp., Sr. Notes, 9.375%, 9/15/10	4,521	5,136,986
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07	2,190	2,233,800
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,963	3,379,269
Calpine Corp., 8.75%, 7/15/13 (4)	6,655	5,091,075
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	9,515	9,181,975
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	5,041	5,066,205
Calpine Corp., Sr. Notes, 8.50%, 7/15/10 (4)	2,890	2,283,100
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	710	580,425
Calpine Corp., Sr. Notes, 10.50%, 5/15/06	1,235	1,207,213
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,550,575
		$56,493,813

Waste Management — 1.6%
Allied Waste North America, Series B, 7.625%, 1/1/06	3,000	3,082,500
Allied Waste North America, Series B, 8.875%, 4/1/08	7,810	8,200,500
Allied Waste North America, Series B, 9.25%, 9/1/12	3,675	3,913,875
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,841,275
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (4)	8,035	7,914,475
		$27,952,625

Wireless Communication Services — 7.2%
AirGate PCS, Inc., 9.375%, 9/1/09	$3,500	$3,762,500
AirGate PCS, Inc., Variable Rate, 6.41%, 10/15/11 (4)	1,785	1,847,475
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,638	2,786,388
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	1,720	1,788,800
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	14,900	16,948,750
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11	4,405	4,647,275
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	4,410	4,784,850
IWO Escrow Co., Variable Rate, 6.32%, 1/15/12 (4)	965	969,825
IWO Holdings, Inc., 14.00%, 1/15/11 (3)	5,600	3,948,000
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	9,955	9,706,125
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,710	3,001,325
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09	4,102	4,614,750
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10 (EUR)	4,000	5,852,940
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11	3,133	3,622,531
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (5) (EUR)	2,470	3,824,267
Rogers Wireless Inc., Variable Rate, 5.525%, 12/15/10	5,465	5,779,238
Rogers Wireless, Inc., 7.50%, 3/15/15	11,015	11,868,663
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,192,750
Rural Cellular Corp., 8.25%, 3/15/12	1,725	1,854,375
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,960	3,430,350
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (4)	2,600	2,717,000
TSI Telecommunication, Series B, 12.75%, 2/1/09	1,200	1,374,000
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	3,275	3,627,063
US Unwired, Inc., Series B, 10.00%, 6/15/12	7,955	8,909,600
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	12,535	14,665,950
		$129,524,790

Wireless Communications — 1.4%
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	7,640	8,270,300
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	470	502,900
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	6,645	7,774,650
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11 (4)	3,330	3,488,175
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12 (4)	4,440	4,595,400
		$24,631,425

Wireline Communication Services — 1.6%
MCI, Inc., Sr. Notes, 8.735%, 5/1/14	740	814,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,275	1,233,563
Qwest Capital Funding, Inc., 7.75%, 8/15/06	5,720	5,877,300
Qwest Capital Funding, Inc., 7.90%, 8/15/10	1,800	1,777,500
Qwest Corp., Sr. Notes, 7.875%, 9/1/11 (4)	5,300	5,697,500
Qwest Services Corp., 13.50%, 12/15/07 (4)	2,215	2,516,794
Qwest Services Corp., 14.00%, 12/15/10 (4)	7,782	9,280,035
U.S. West Communications, Debs., 7.20%, 11/10/26	670	629,800
		$27,826,492

Total Corporate Bonds & Notes (identified cost $1,552,313,273)		$1,649,555,072

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24 (4)	$3,595	$4,349,950
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,511,694

Total Convertible Bonds (identified cost, $5,143,537)		$5,861,644

Common Stocks — 1.7%

Security	Shares	Value

Broadcasting and Cable — 0.7%
Cablevision Systems Corp. (6)	50,000	$1,369,750
Sinclair Broadcast Group, Inc., Class A	150,000	1,234,500
Telewest Global, Inc. (6)	557,586	9,395,324
		$11,999,574

Business Services - Miscellaneous — 0.1%
R.H. Donelley Corp. (6)	40,000	2,368,000
		$2,368,000

Lodging and Gaming — 0.2%
Kerzner International, Ltd. (6)	50,000	3,016,500
Peninsula Gaming LLC, Convertible Preferred Membership Interests (5) (6) (7)	6,338	38,027
		$3,054,527

Wireless Communication Services — 0.7%
Crown Castle International Corp. (6)	43,596	714,974
NTL, Inc. (6)	186,847	12,711,202
		$13,426,176

Total Common Stocks (identified cost $24,189,819)		$30,848,277

Convertible Preferred Stocks — 1.0%

Security	Shares	Value

Energy Services — 0.1%
NRG Energy, Inc. (4)	1,255	$1,339,712
		$1,339,712

Oil and Gas - Equipment and Services — 0.3%
Chesapeake Energy Corp.	13,925	$1,744,106
Williams Holdings of Delaware (4)	51,125	4,403,141
		$6,147,247

Wireless Communication Services — 0.6%
Crown Castle International Corp., (PIK)	210,206	10,405,197
		$10,405,197

Total Convertible Preferred Stocks (identified cost $14,543,717)		$17,892,156

Warrants — 0.1%

Security	Shares	Value

Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (5) (6)	3,400	$0
		$0

Manufacturing — 0.0%
Mueller Holdings, Inc., Exp. 4/15/14 (4) (6)	3,070	214,900
		$214,900

Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (5) (6)	3,182	0
		$0

Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (6) (7)	845	9
		$9

Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (4) (5) (6)	3,900	10,296
		$10,296

Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (5) (6)	817	8,333
		$8,333

Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (4) (6)	4,825	1,112,163
Ono Finance PLC, Exp. 3/16/11 (4) (5) (6)	2,520	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	3,440	0
Ono Finance PLC, Exp. 5/31/09 (5) (6)	1,200	0
		$1,112,163

Total Warrants (identified cost $654,314)		$1,345,701

Commercial Paper — 2.8%

Security	Principal Amount (000’s omitted)	Value
General Electric Capital Corp., 2.48%, 2/1/05	$24,211	$24,211,000
USAA Capital Corp., 2.26%, 2/1/05	25,000	25,000,000

Total Commercial Paper (at amortized cost, $49,211,000)		$49,211,000

Short-Term Investments — 0.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$10,000	$10,000,000

Total Short-Term Investments (at amortized cost, $10,000,000)		$10,000,000

Total Investments — 99.0% (identified cost $1,662,568,414)		$1,771,003,000

Other Assets, Less Liabilities — 1.0%		$17,184,170

Net Assets — 100.0%		$1,788,187,170

EUR	-	Euro
PIK	-	Payment In Kind.

(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2)

Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)		Defaulted security.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of the securities is $537,495,252 or 30.1% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Non-income producing security.

(7)	Restricted security.

A summary of financial instruments at January 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For (in U.S. dollars)	Net Unrealized Depreciation
2/28/05	Euro
	7,598,010	$9,895,876	$(11,755)
		$9,895,876	$(11,755)

At January 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,666,111,525

Gross unrealized appreciation	$121,970,211

Gross unrealized depreciation	(17,078,736)

Net unrealized appreciation	$104,891,475

Restricted Securities

At January 31, 2005, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities).  The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value

Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03 - 5/13/03	845	0	9
			$—	$38,036

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005